Acquisitions (Tables)	12 Months Ended
Jan. 31, 2024
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

	Ground-
	Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	458	(5)	453
	156,851	5,852	162,703
Allocated to:
Current assets, excluding cash acquired	3,245	619	3,864
Right-of-use Assets	144	—	144
Current liabilities	(3,308)	(227)	(3,535)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(199)	(1,073)	(1,272)
Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	82,750	954	83,704
	156,851	5,852	162,703

				Supply
	NetCHB	Foxtrot	XPS	Vision	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil), XPS ($3,932) and Supply Vision ($413)	38,664	4,228	61,096	11,573	115,561
Contingent consideration	13,948	—	9,425	2,670	26,043
Net working capital adjustments payable (receivable)	51	66	978	4	1,099
	52,663	4,294	71,499	14,247	142,703
Allocated to:
Current assets, excluding cash acquired	469	835	2,449	718	4,471
Current liabilities	(367)	(22)	(1,483)	(532)	(2,404)
Deferred revenue	—	(336)	(2,196)	(132)	(2,664)
Net tangible assets (liabilities) assumed	102	477	(1,230)	54	(597)
Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	2,500	22,150
Existing technology	14,100	1,640	20,000	4,700	40,440
Trade names	64	—	100	30	194
Non-compete covenants	700	—	1,000	200	1,900
Goodwill	26,797	1,527	43,529	6,763	78,616
	52,663	4,294	71,499	14,247	142,703

	Questa		Green
	Web	Portrix	Mile	Total
Purchase price consideration:
Cash, less cash acquired related to QuestaWeb ($2,097), Portrix ($200) and GreenMile ($1,552)	35,860	25,188	29,230	90,278
Contingent consideration	—	—	3,339	3,339
Net working capital adjustments payable / (receivable)	17	(54)	(308)	(345)
	35,877	25,134	32,261	93,272
Allocated to:
Current assets, excluding cash acquired	714	810	2,186	3,710
Property and equipment	78	—	89	167
Right-of-use assets	123	374	—	497
Other long-term assets	—	—	242	242
Current liabilities	(170)	(871)	(1,498)	(2,539)
Deferred revenue	(736)	(499)	(909)	(2,144)
Lease obligations	(123)	(374)	—	(497)
Deferred income tax liability	—	(5,185)	(752)	(5,937)
Long-term income taxes payable	—	—	(365)	(365)
Debt	—	(1,062)	—	(1,062)
Net tangible assets (liabilities) assumed	(114)	(6,807)	(1,007)	(7,928)
Finite life intangible assets acquired:
Customer agreements and relationships	4,800	4,014	5,700	14,514
Existing technology	8,900	12,286	14,000	35,186
Trade names	100	122	100	322
Non-compete covenants	500	487	500	1,487
Goodwill	21,691	15,032	12,968	49,691
	35,877	25,134	32,261	93,272

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

Supply
	NetCHB	Foxtrot	XPS	Vision
Customer agreements and relationships	13 years	13 years	11 years	11 years
Existing technology	6 years	6 years	6 years	6 years
Trade names	2 years	N/A	2 years	9 years
Non-compete covenants	5 years	N/A	5 years	5 years

	QuestaWeb	Portrix	GreenMile
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	3 years	3 years	3 years
Non-compete covenants	5 years	2 years	5 years

Schedule of business acquisition on pro forma information

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Revenues	574,947	538,222	496,064
Net income	115,148	100,332	84,582
Earnings per share
Basic	1.35	1.18	1.00
Diluted	1.33	1.16	0.98